Summary of Significant Accounting Policies - Schedule of Revenue and Cost of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Revenue And Cost Of Revenue [Abstract]
Revenue	$ 5,135,210	$ 4,852,182	$ 4,311,653
Revenue – related parties	37,303	36,642	56,856
Cost of Revenue	(2,785,480)	(2,455,597)	(2,034,959)
Gross profit	2,192,297	2,139,742	2,116,821
Cost of Revenue – related parties	$ (194,736)	$ (293,485)	$ (216,729)
Gross Profit Margin	42.40%	43.80%	48.50%